Cover	Sep. 19, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 19, 2025
Entity Registrant Name	KKR Private Equity Conglomerate LLC
Entity File Number	000-56540
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-4368033
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City	New York
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001957845
Amendment Flag	false